Loss Per Share - Schedule of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Per Share
Loss attributable to equity holders of the Company	$ 10,138	$ 16,002	$ 14,888
Weighted average number of ordinary shares in issue	27,398,169	24,970,585	20,309,596
Loss per ordinary share	$ 0.37	$ 0.64	$ 0.73